Segment disclosure (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenues	$ 247,320	$ 217,809
North America from Canada [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	91.00%	91.00%
Percentage of North America's net interests	80.00%	81.00%
Three royalty/stream interests [Member]
Disclosure of operating segments [line items]
Revenues	$ 146,300	$ 132,300
Percentage of entity's revenue	59.00%	61.00%
One royalty interest [Member]
Disclosure of operating segments [line items]
Revenues	$ 90,100	$ 78,800
Precious metals [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	90.00%	85.00%
Diamonds [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	10.00%	14.00%